Defined Contribution Plan	12 Months Ended
Dec. 31, 2021
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Defined Contribution Plan
19.	Defined Contribution Plan
The GreenLight Biosciences 401(k) Retirement Plan is a defined contribution plan in the form of a qualified 401(k) plan in which substantially all employees are eligible to participate upon employment. Subject to certain IRS limits, eligible employees may elect to contribute from 1% to 100% of their compensation. Company contributions to the plan are at the sole discretion of the Company. During the year ended December 31, 2021, the Company did not provide any matching contribution to employees.